Consolidated Statement of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets [abstract]
Cash and cash equivalents	$ 342,671	$ 451,849	$ 389,100
Fixed and pledged deposits			6,551
Trade receivables	81,711	107,744	88,808
Contract assets	39,469	52,044	58,808
Other receivables	10,706	14,117	15,885
Financial assets measured at fair value through profit or loss	42,803	56,440	29,776
Income tax receivable	194	256	354
Total current assets	517,554	682,450	589,282
Non-current assets [abstract]
Pledged deposits	453	597	584
Other receivables	4,870	6,421	5,019
Plant and equipment	23,368	30,813	41,292
Right-of-use assets	30,912	40,760	35,236
Goodwill and intangible assets	2,052	2,706	2,924
Deferred tax assets	2,535	3,342	3,463
Total non-current assets	64,190	84,639	88,518
Total assets	581,744	767,089	677,800
Current liabilities [abstract]
Trade payables	2,388	3,149	5,354
Accrued operating expenses and other payables	34,708	45,766	44,369
Lease liabilities	16,954	22,355	17,818
Provision for reinstatement cost	1,742	2,297	5,282
Income tax payable	8,596	11,335	16,560
Total current liabilities	64,388	84,902	89,383
Non-current liabilities [abstract]
Lease liabilities	16,125	21,263	20,644
Provision for reinstatement cost	5,302	6,992	3,572
Defined benefit obligation	1,918	2,529	1,497
Deferred tax liabilities	896	1,182	852
Total non-current liabilities	24,241	31,966	26,565
Capital, reserves and non-controlling interests
Share capital	14	19	19
Reserves	142,505	187,907	219,590
Retained earnings	350,638	462,351	342,260
Equity attributable to owners of the Group	493,157	650,277	561,869
Non-controlling interests	(42)	(56)	(17)
Total equity	493,115	650,221	561,852
Total liabilities and equity	$ 581,744	$ 767,089	$ 677,800